SCHEDULE OF SHARE CAPITAL (Details) - shares		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized		200,000,000,000	[1]	200,000,000,000	[1]	200,000,000,000
Number of shares issued and outstanding			[1]		[1]
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized		25,000	[1]	25,000	[1]	25,000
Number of shares issued and outstanding		25,000	[1]	25,000	[1]	25,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	348,083,623,693,379,791,533,527		592,761
Number of shares issued and outstanding	[1]	379,504		40,535
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	7,999,999,999,999,982,413,677
Number of shares issued and outstanding	[1]

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.